Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WEP [member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	For awards made in 2022, the Board amended the terms of the plan to entitle participants to receive a Woodside share on the vesting date, three years after the grant date.	Awards made in 2020 and 2021 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.	Awards made in 2020 and 2021 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.
SWEP [member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	The SWEP was updated in 2022 to broaden eligibility to all employees of a subsidiary of Woodside Energy Group Ltd and ensure compliance in all jurisdictions in which Woodside operates. This facilitated the offer of replacement unvested incentives, as required under transitional arrangements for eligible heritage BHP employees transitioning from BHP Group Long-Term Incentive (LTI) plans to VAR offered under Woodside’s VAR arrangements.Each ER entitles the participant to receive a Woodside share or an American Depositary share on the vesting date either one, two, three or four years after the effective grant date, depending on the individual details of each SWEP offered. Participants do not make any payment in respect of the ERs at grant or at vesting.
SWEP [member] | Woodside share or American Depositary share [Member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	Each ER entitles the participant to receive a Woodside share on the vesting date three years after the grant date.
LTA [member]
Disclosure of employee benefits [line items]
Description of vesting requirements for share based payment arrangement	Vesting of LTAs is subject to achievement of relative total shareholder return (RTSR) targets, with 33% measured against the ASX 50 and the remaining 67% tested against an international group of oil and gas companies.